Exhibit 99.1

GM Financial Automobile Leasing Trust 2015-3

3.49% Exchange Note

Class A-1 0.45000% Asset Backed Notes

Class A-2A 1.17% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 1.69% Asset Backed Notes

Class A-4 1.81% Asset Backed Notes

Class B 2.32% Asset Backed Notes

Class C 2.98% Asset Backed Notes

Class D 3.48% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	09/03/15
End of Period:	10/31/15
Number of days in Interest Period (Actual/360):	36
Number of days in Collection Period:	60
Report Due Date:	11/18/15
Distribution Date:	11/20/15
Transaction Month:	1

2015-3 Designated Pool	Units	Start Date	Closing Date	Original Agg. Securitization Value
	43,324	09/03/2015	10/15/2015	$1,084,288,323

Total	43,324			$1,084,288,323

RECONCILIATION OF 2015-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$1,084,288,323

{2} Reduction in Agg. Securitization Value due to payments				{2}	19,105,182
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	671,623
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	3,200,902
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	22,977,707

{7} End of period Aggregate Securitization Value					{7}	$1,061,310,616

{8} Pool Factor					{8}	97.880849%

RECONCILIATION OF 2015-3 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,068,000,000

{10} Beginning of period Exchange Note Balance					{10}	$1,068,000,000

{11} Exchange Note Principal Payment Amount					{11}	22,977,707

{12} End of period Exchange Note Balance					{12}	$1,045,022,293

{13} Note Pool Factor					{13}	97.848529%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$122,000,000	$66,030,000	$284,000,000	$321,010,000	$97,160,000

{15} Beginning of period Note Balance	{15}	$122,000,000	$66,030,000	$284,000,000	$321,010,000	$97,160,000

{16} Noteholders’ Principal Distributable Amount	{16}	22,977,707	0	0	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	9,033,479	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$89,988,814	$66,030,000	$284,000,000	$321,010,000	$97,160,000

{21} Note Pool Factor	{21}	73.761323%	100.000000%	100.000000%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$41,750,000	$38,490,000	$29,820,000		$1,000,260,000

{23} Beginning of period Note Balance	{23}	$41,750,000	$38,490,000	$29,820,000		$1,000,260,000

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		22,977,707
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		9,033,479
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$41,750,000	$38,490,000	$29,820,000		$968,248,814

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		96.799713%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance	{30}	$1,084,288,323

{31} Ending Designated Pool Balance	{31}	1,061,310,616
{32} Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33} Sum of {31} + {32}	{33}	1,061,310,616

{34} Exchange Note Principal Payment Amount {30} - {33}	{34}	$22,977,707

Interest calculation:

Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$1,068,000,000	$0	3.49%	36	30/360	$3,727,320

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2015-3 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$30,864,651
{37} Net Liquidation Proceeds collected during period	{37}	4,339,199
{38} Investment Earnings	{38}	1,084
{39} Investment Earnings - transferred to Indenture Note Collection Account	{39}	(1,084)
{40} Deposit from Servicer (LKE, Pull Ahead Program)	{40}	0

{41} Total Additions:	{41}	35,203,850

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee	{42}	1,807,147
{43} To the 2015-3 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	3,727,320
{44} To the 2015-3 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	22,977,707
{45} To the 2015-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	6,691,676
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool	{46}	0

{47} Total Distributions:	{47}	$35,203,850

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value	{48}	$1,084,288,323
{49} Ending Agg. Securitization Value	{49}	1,061,310,616
{50} Total change in Agg. Securitization Value {48} - {49}	{50}	22,977,707

{51} Indenture Section 5.4 collections following acceleration of the Notes	{51}	0

{52} Principal Distributable Amount {50} + {51}	{52}	22,977,707

{53} Noteholders’ Principal Carryover Amount	{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}	{54}	$22,977,707

Noteholders’ Interest Distributable calculation:

Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$122,000,000	$0	0.45000%	36	Actual/360	$54,900
{56}	Class A-2A	$66,030,000	0	1.17%	36	30/360	77,255
{57}	Class A-2B	$284,000,000	0	0.77575%	36	Actual/360	220,313
{58}	Class A-3	$321,010,000	0	1.69%	36	30/360	542,507
{59}	Class A-4	$97,160,000	0	1.81%	36	30/360	175,860
{60}	Class B	$41,750,000	0	2.32%	36	30/360	96,860
{61}	Class C	$38,490,000	0	2.98%	36	30/360	114,700
{62}	Class D	$29,820,000	0	3.48%	36	30/360	103,774

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2015-3 Exchange Note Collections	{63}	$33,396,703
{64} Investment Earnings	{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account	{65}	1,084
{66} Investment Earnings - and amounts released from Reserve Account	{66}	193
{67} Optional Purchase Price	{67}	0
{68} Indenture Section 5.4 disposition of Collateral	{68}	0
{69} Reserve Account Withdrawal Amount	{69}	0

{70} Total Available Funds:	{70}	33,397,980

Distributions:
{71} To the Successor Servicer, unpaid transition expenses, pro rata	{71}	0
{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{72}	417
{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	208
{74} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{74}	54,900
{75} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{75}	77,255
{76} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{76}	220,313
{77} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{77}	542,507
{78} Class A-4 Noteholders’ Interest Distributable Amount pari passu	{78}	175,860
{79} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{79}	0
{80} Class B Noteholders’ Interest Distributable Amount	{80}	96,860
{81} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82} Class C Noteholders’ Interest Distributable Amount	{82}	114,700
{83} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84} Class D Noteholders’ Interest Distributable Amount	{84}	103,774
{85} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86} Noteholders’ Principal Distributable Amount	{86}	22,977,707
{87} To the Reserve Account, the Reserve Amount Required Amount	{87}	0
{88} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{88}	9,033,479
{89} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{89}	0
{90} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{90}	0
{91} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{91}	0
{92} To the Issuer Trust Certificateholders, the aggregate amount remaining	{92}	0

{93} Total Distributions:	{93}	$33,397,980

	PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account		Lesser of (I) or (II)
{94}	Class A	$890,200,000	$1,061,310,616	$0	$32,326,520		$0
{95}	Class B	931,950,000	1,061,310,616	0	32,229,660		0
{96}	Class C	970,440,000	1,061,310,616	0	32,114,960		0
{97}	Class D	1,000,260,000	1,061,310,616	0	32,011,186		0

	ACCELERATED PRINCIPAL AMOUNT CALCULATION

	{98} Excess Total Available Funds						{98}	$9,033,479

	{99} Beginning Note Balance				{99}	1,000,260,000
	{100} Principal payments through Indenture Section 8.3 (i) through (xvii)				{100}	22,977,707
	{101} Pro-Forma Note Balance					{101}	977,282,293

	{102} Ending Aggregate Securitization Value				{102}	1,061,310,616
	{103} 10.75% of Aggregate Securitization Value as of Cutoff Date ($116,560,995)				{103}	116,560,995
	{104} Required Pro Forma Note Balance {102} - {103}					{104}	944,749,621

	{105} Excess of Pro Forma Balance minus Required Pro Forma Balance {101} - {104}						{105}	32,532,672

	{106} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance							{106}	$9,033,479

	OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
	{107} Ending Aggregate Securitization Value						{107}	$1,061,310,616
	{108} End of Period Note Balance						{108}	1,045,022,293
	{109} Overcollateralization						{109}	16,288,323
	{110} Overcollateralization %							{110}	1.53%

	Asset Backed Notes:
	{111} Ending Aggregate Securitization Value						{111}	1,061,310,616
	{112} End of Period Note Balance						{112}	968,248,814
	{113} Overcollateralization						{113}	93,061,802
	{114} Overcollateralization %							{114}	8.77%

	RECONCILIATION OF 2015-3 CASH RESERVE ACCOUNT
	{115} Specified Reserve Balance							{115}	$5,421,442

	{116} Beginning of Period Reserve Account balance							{116}	$5,421,442
	{117} Investment Earnings						{117}	193
	{118} From the Indenture Collection Account, the Reserve Account Required Amount						{118}	0
	{119} To the Indenture Collection Account, the Reserve Account Withdrawal Amount						{119}	0
	{120} Total Reserve balance available:							{120}	5,421,635

	{121} Specified Reserve Balance							{121}	5,421,442

	{122} Release Excess Cash to Indenture Collection Available Funds							{122}	193

	{123} End of period Reserve Account balance							{123}	$5,421,442

	EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

	{124} With respect to the Program Documents, I, Ellen Billings, do hereby certify that no Event of Default has occurred.							{124}	Yes
	{125} With respect to the Program Documents, I, Ellen Billings, do hereby certify that an Acceleration of Maturity has not occurred.							{125}	Yes

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	November 17, 2015

GM Financial

GMALT 2015-3

Supplemental Monthly Data

October 31, 2015

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,084,288,323	$734,603,662
Change	(22,977,707)	(2,566,441)

End of Period	$1,061,310,616	$732,037,221
Residual Value as % of Agg. Securitization Value		68.97%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage
Leases with scheduled payment delinquent
0 - 30 days	42,895	1,054,341,365	99.34%
31 - 60 days	260	6,290,251	0.60%
61 - 90 days	27	679,000	0.06%
over 90 days	0	0	0.00%

Total	43,182	1,061,310,616	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	90	2,643,795	90	2,643,795
Standard terminations	12	288,590	12	288,590

Total retained by lessee	102	2,932,385	102	2,932,385
Returned Vehicles
Early terminations	7	114,258	7	114,258
Standard terminations	0	0	0	0

Total returned to dealer	7	114,258	7	114,258
Charged off leases / Repossessed vehicles	29	671,623	29	671,623
Repurchases	4	154,259	4	154,259
Other	0	0	0	0

Total terminations	142	3,872,525	142	3,872,525

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	671,623	671,623
less: Sales proceeds	503,713	503,713
less: Excess wear and excess mileage received	0	0
less: Other amounts received	8,038	8,038

Net Credit (Gain) Loss	159,872	159,872

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	102,938	102,938
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	126,645	126,645
less: Excess wear and excess mileage received	0	0
less: Other recovery amounts	1,094	1,094

Residual (Gain) Loss	(24,801)	(24,801)

	Current Period	Prev. Month
Prepay Speed	0.3162%

Return Rate	0.0000%